Debt (Details Narrative Eight) - USD ($)			1 Months Ended				2 Months Ended		3 Months Ended
	Mar. 19, 2026	Jan. 27, 2026	Mar. 25, 2026	Feb. 19, 2026	Feb. 10, 2026	Oct. 14, 2025	Dec. 11, 2025	Oct. 22, 2025	Mar. 31, 2026	Mar. 02, 2026	Jan. 08, 2026	Oct. 16, 2025	Sep. 10, 2025	Aug. 12, 2025
June 3i Note [Member] | 3i, LP [Member]
Debt Instrument [Line Items]
Outstanding principal amount								$ 1,419,698
August 3i Note [Member] | 3i, LP [Member]
Debt Instrument [Line Items]
Outstanding principal amount					$ 807,000	$ 1,411,667
October 3i Note Due October One Two Thousand Twenty Six [Member] | 3i, LP [Member]
Debt Instrument [Line Items]
Outstanding principal amount				$ 1,073,000			$ 1,677,000
February 3i Note [Member] | 3i, LP [Member]
Debt Instrument [Line Items]
Outstanding principal amount			$ 856,000
Common Class A [Member] | June 3i Note [Member]
Debt Instrument [Line Items]
Debt outstanding converted to common stock								30,823
Debt instrument conversion price per share								$ 51.60						$ 38.20
Common Class A [Member] | August 3i Note [Member]
Debt Instrument [Line Items]
Debt outstanding converted to common stock					36,667	30,883
Debt instrument conversion price per share					$ 22.20	$ 48.40							$ 38.20
Common Class A [Member] | October 3i Note Due October One Two Thousand Twenty Six [Member]
Debt Instrument [Line Items]
Debt outstanding converted to common stock				60,764			66,584
Debt instrument conversion price per share				$ 20.40			$ 50.00				$ 17.20	$ 20.60
Common Class A [Member] | February 3i Note [Member]
Debt Instrument [Line Items]
Debt outstanding converted to common stock			46,371
Debt instrument conversion price per share			$ 19.60							$ 16.60
July 1800 Diagonal Note [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Share issued	3,766	20,047
Private Placement Notes [Member]
Debt Instrument [Line Items]
Interest expense									$ 182,000